Related Party Transactions and Balances - Additional Information (Details)					1 Months Ended				3 Months Ended	5 Months Ended	12 Months Ended
	Jul. 02, 2018 USD ($)	Jan. 01, 2018 USD ($) subsidiary	Sep. 25, 2017 USD ($)	Jul. 01, 2016 USD ($)	Jul. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2015 tanker	Dec. 31, 2014 USD ($)	Mar. 31, 2018 USD ($)	May 19, 2019 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel	Mar. 31, 2019 USD ($)	Jun. 30, 2016 USD ($)
Related Party Transaction [Line Items]
Due from affiliates											$ 0	$ 59,800,000
Expenses from transactions with related party											2,535,000	6,298,000	$ 32,346,000
Due to affiliate											20,000,000	183,800,000
Interest expense											46,744,000	38,695,000	25,882,000
Long-term debt (note 8)											2,825,712,000	2,543,406,000
Petrojarl I FPSO
Related Party Transaction [Line Items]
Expenses from transactions with related party											4,500,000
Business acquisition, purchase price								$ 57,000,000
Affiliated entity
Related Party Transaction [Line Items]
Guarantee fee												5,800,000
Construction of new shuttle tankers
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor (in years)							15 years
Number of vessels | tanker							3
Newbuildings | Construction of new shuttle tankers
Related Party Transaction [Line Items]
Expenses from transactions with related party											4,100,000
2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Due to affiliates				$ 200,000,000
Subordinated debt | 2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Interest rate, percentage				10.00%
Interest payment date, period				6 months
Subordinated debt | Brookfield Promissory Note
Related Party Transaction [Line Items]
Due to affiliates			$ 200,000,000	$ 200,000,000
Interest rate, percentage			10.00%
Debt fair value											163,600,000
Interest expense												10,000,000	5,300,000
Debt instrument, face amount			$ 200,000,000
Bonds | Five-Year Senior Unsecured Bonds Maturing July 2023
Related Party Transaction [Line Items]
Interest rate, percentage	8.50%				8.50%
Interest expense											38,500,000	21,000,000	$ 0
Debt instrument, face amount	$ 700,000,000.0				$ 700,000,000
Debt instrument term (in years)	5 years				5 years
Cash | Subordinated debt | 2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Interest rate, percentage				5.00%
Cash Equivalents | Subordinated debt | 2016 Teekay Corporation Promissory Note
Related Party Transaction [Line Items]
Interest rate, percentage				5.00%
Teekay Corporation | 2016 Teekay Corporation Promissory Note | Affiliated entity
Related Party Transaction [Line Items]
Interest expense												14,600,000
Teekay Corporation | Cash | Subordinated debt | 2016 Teekay Corporation Promissory Note | Affiliated entity
Related Party Transaction [Line Items]
Interest expense												9,600,000
Teekay Corporation | Cash Equivalents | Subordinated debt | 2016 Teekay Corporation Promissory Note | Affiliated entity
Related Party Transaction [Line Items]
Interest expense												1,700,000
Samsung Heavy Industries Co., Ltd.
Related Party Transaction [Line Items]
Cumulative Project and Engineering Costs										$ 1,800,000		1,100,000
Financial Guarantee
Related Party Transaction [Line Items]
Maximum exposure															$ 495,000,000
Revolving credit facility
Related Party Transaction [Line Items]
Revolving credit facilities borrowing capacity									$ 125,000,000.0		513,200,000	523,100,000
Revolving credit facility | Teekay Corporation
Related Party Transaction [Line Items]
Revolving credit facilities borrowing capacity									25,000,000.0
Revolving credit facility | Brookfield
Related Party Transaction [Line Items]
Revolving credit facilities borrowing capacity									$ 100,000,000.0
Asset Acquisition, Receivables Acquired														$ 25,000,000
Debt Instrument, Unused Borrowing Capacity, Amount											105,000,000
London Interbank Offered Rate (LIBOR) [Member] | Revolving credit facility | March 2019 Revolver
Related Party Transaction [Line Items]
Marginal rate added for interest paid (as a percent)									5.00%
London Interbank Offered Rate (LIBOR) [Member] | Revolving credit facility | After March 2019 Revolver
Related Party Transaction [Line Items]
Marginal rate added for interest paid (as a percent)									7.00%
Guaranteed by partnership and subsidiaries | Revolving credit facility
Related Party Transaction [Line Items]
Minimum liquidity (greater of)											$ 75,000,000.0
Minimum | Guaranteed by partnership and subsidiaries | Revolving credit facility
Related Party Transaction [Line Items]
Minimum liquidity (percent) (greater of)											5.00%
Brookfield
Related Party Transaction [Line Items]
Purchase price paid in cash			$ 610,000,000			$ 610,000,000
Brookfield | Bonds | Five-Year Senior Unsecured Bonds Maturing July 2023
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 500,000,000
Long-term debt (note 8)											$ 423,600,000	$ 475,000,000
Brookfield Promissory Note | Brookfield
Related Party Transaction [Line Items]
Early termination fee											$ 12,000,000
Teekay Offshore | Brookfield
Related Party Transaction [Line Items]
General partner's interest (as a percent)											60.00%
Management Companies from Teekay Corporation
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Number of Businesses Acquired | subsidiary		7
Purchase price paid in cash		$ 1,400,000
Shuttle tankers | Affiliated entity
Related Party Transaction [Line Items]
Number of vessels | vessel											2	3	2
FSO Segment | Affiliated entity
Related Party Transaction [Line Items]
Number of vessels | vessel											3	3	3